Shareholders' equity - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Pre-tax amount
Actuarial gains and losses	$ 21	$ 1	$ 16	$ 22		$ 16
Change in fair value of investments in equity instruments	(29)	112	52	83		64
Currency translation adjustment generated by the parent company				(2,649)		8,690
Sub-total items not potentially reclassifiable to profit and loss				(2,544)		8,770
Currency translation adjustment	573	1,904	(4,692)	2,477		(6,709)
Cash flow hedge	454	937	165	1,391		(668)
Variation of foreign currency basis spread	1	4	4	5		19
Share of other comprehensive income of equity affiliates, net amount				218		(274)
Other	2	1		3		7
Sub-total items potentially reclassifiable to profit and loss				4,094		(7,625)
Total other comprehensive income				1,550		1,145
Tax effect
Actuarial gains and losses				(7)		(5)
Change in fair value of investments in equity instruments				(25)		(14)
Sub-total items not potentially reclassifiable to profit and loss	(7)	(25)	(20)	(32)		(19)
Cash flow hedge				(347)		163
Variation of foreign currency basis spread				(1)		(7)
Sub-total items potentially reclassifiable to profit and loss	(113)	(235)	(49)	(348)		156
Total other comprehensive income				(380)		137
Net amount
Actuarial gains and losses				15		11
Change in fair value of investments in equity instruments				58		50
Currency translation adjustment generated by the parent company	(857)	(1,792)	5,808	(2,649)		8,690
Items not potentially reclassifiable to profit and loss	(872)	(1,704)	5,856	(2,576)		8,751
Currency translation adjustment				2,477		(6,709)
Cash flow hedge				1,044		(505)
Variation of foreign currency basis spread				4		12
Share of other comprehensive income of equity affiliates, net amount	63	155	(174)	218		(274)
Other				3		7
Items potentially reclassifiable to profit and loss	980	2,766	(4,746)	3,746		(7,469)
Total other comprehensive income (net amount)	$ 108	$ 1,062	$ 1,110	$ 1,170	$ (976)	$ 1,282